LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
LONG-TERM DEBT
LONG-TERM DEBT

10.           LONG-TERM DEBT

As at December 31, 2018, the Company’s long-term debt consisted of the following:

	Senior			Senior
	secured term	Offtake	Stream	secured loan	Total long-
	credit facility	obligation	obligation	facility	term debt
Balance, January 1, 2017	$232,438	$67,702	$201,020	$—	$501,160
Additional advances under the credit facility	85,205	—	—	—	85,205
Interest expense including amortization of discount	48,247	—	—	—	48,247
Settlement of offtake obligation	—	(1,543)	—	—	(1,543)
Loss on financial instruments at fair value	—	11,926	23,000	—	34,926
Balance, December 31, 2017	$365,890	$78,085	$224,020	$—	$667,995
Interest expense including amortization of discount	56,834	—	—	—	56,834
Settlement of offtake obligation	—	(4,423)	—	—	(4,423)
Loss (gain) on financial instruments at fair value	—	(3,593)	20,574	—	16,981
Change in fair value attributable to change in credit risk of financial instruments designated at FVTPL	—	—	(7,594)	—	(7,594)
Repayment of credit facility	(422,724)	—	—	—	(422,724)
Repurchase of stream obligation	—	—	(237,000)	—	(237,000)
Proceeds from loan facility, net of transaction costs	—	—	—	472,051	472,051
Amortization of loan facility transaction costs	—	—	—	95	95
Balance, December 31, 2018	$—	$70,069	$—	$472,146	$542,215
Current portion of long-term debt	—	(7,576)	—	(78,385)	(85,961)
Non-current portion of long-term debt	$—	$62,493	$—	$393,761	$456,254

(a)  Senior secured loan facility

On December 18, 2018, the Company closed a $480,000 senior secured loan facility (the “loan facility”) with a syndicate of financial institutions arranged by The Bank of Nova Scotia, ING Capital LLC and SG Americas Securities, LLC. The loan facility is comprised of a $250,000 senior secured amortizing non-revolving credit facility (the “term facility”) and a $230,000 senior secured revolving credit facility (the “revolving facility”). The loan facility is secured by substantially all of the assets of the Company and its subsidiaries.

The term of the loan facility is four years, maturing on December 18, 2022. The loan facility was fully drawn as at December 31, 2018.

Each borrowing under the term and revolving facilities is available by way of USD London Inter-Bank Offered Rate (“LIBOR”) loans or USD base rate loans. The revolving facility is also available in various other forms, including Canadian prime loans, bankers’ acceptances, bankers’ acceptance equivalent loans, and letters of credit.

Borrowings comprising USD LIBOR loans shall bear interest at LIBOR plus an applicable margin of 2.5% to 3.5% based on the Company’s net leverage ratio. Borrowings comprising USD base rate loans shall bear interest at the administrative agent’s base rate plus an applicable margin of 1.5% to 2.5% based on the Company’s net leverage ratio. As at December 31, 2018, the LIBOR on the Company’s borrowings was 2.5%. Interest is payable on the last day of the interest period related to a borrowing. For the year ended December 31, 2018, $1,083 (2017 – nil) of interest expense was expensed as interest and finance expense in the statement of earnings (loss).

The term facility requires repayment in equal quarterly installments of principal in the amount of $16,667 commencing at the end of the second quarter of 2019. The revolving facility requires a principal repayment of $30,000 on June 18, 2019, reducing the available revolving facility to $200,000. The remaining principal of the revolving facility is required to be repaid as a bullet payment in full on the maturity date. Any unused portion of the revolving facility will be subject to a standby fee of 0.6% to 0.8%.

Transaction costs associated with the loan facility were $7,949 including an underwriting fee equal to 1.55% of the amount of the commitment related to the loan facility. The transactions costs will be amortized over the term of the loan. For the year ended December 31, 2018, $95 (2017 – nil) of amortization of the loan facility transaction costs were expensed to interest and finance expense in the statement of earnings (loss).

The effective interest rate for the loan facility as at December 31, 2018 is 5.9%. The Company is subject to financial covenants including interest coverage ratio, leverage ratio, tangible net worth and minimum liquidity under the terms of the loan facility. As at December 31, 2018, the Company was in compliance with all financial covenants.

(b)  Senior secured term credit facility

On September 21, 2015, the Company closed a construction financing comprised of a senior secured term credit facility (the “credit facility”) for $350,000, an offtake agreement, a $150,000 callable gold and silver stream agreement and a private placement of common shares for $40,000.

Pursuant to the terms of the credit facility, the Company borrowed $350,000 at a stated interest rate of 7.5%, compounded quarterly and payable upon maturity.

The credit facility matured December 31, 2018 and was subject to an extension for one year, at the Company’s option upon payment of an extension fee of 2.5% of the principal amount, including accumulated interest. The Company had the right to repay at par plus accrued interest after the second anniversary of closing. The embedded derivatives associated with the prepayment and extension options were recorded on the statement of financial position as other assets. For the year ended December 31, 2018, the change in fair value of these embedded derivatives was a fair value loss of $132 (2017 – $1,624) which resulted in a nil balance for other assets on the statement of financial position.

As a result of the impact of the offtake obligation, the arrangement fees and the prepayment and extension options, the effective interest rate on the credit facility was 15.0%. For the year ended December 31, 2018, the Company expensed $56,834 (2017 – $26,091) of interest on the credit facility to the statement of earnings (loss) and capitalized nil (2017 - $22,156) to mineral properties, plant and equipment.

On December 18, 2018, the Company used proceeds from the loan facility to repay the credit facility in the amount of $422,724 which included principal and accrued interest.

(c)  Offtake obligation

The Company entered into an agreement pursuant to which it will deliver 100% of refined gold up to 7,067,000 ounces. The final purchase price to be paid by the purchaser will be, at the purchaser’s option, a market referenced gold price in USD per ounce during a defined pricing period before and after the date of each sale.

The Company has the option to reduce the offtake obligation by up to 75% by paying $13 per ounce effective December 31, 2019 on the then remaining undelivered gold ounces.

For the year ended December 31, 2018, the Company delivered 371,223 (2017 – 121,671) ounces of gold under the offtake agreement. Of the amount settled, the Company physically delivered 249,799 (2017 – 94,169) ounces from doré production and purchased 121,424 (2017 – 27,502) ounces to satisfy delivery of gold produced from concentrate sales. The settlement of the gold ounces resulted in a decrease in the offtake obligation of $4,423 (2017 – $1,543).

The offtake obligation is recorded at fair value at each statement of financial position date. For the year ended December 31, 2018, the change in fair value of the offtake obligation was a fair value gain of $3,593 (2017 – loss of $11,926).

(d)   Stream obligation

Pursuant to the stream, the Company was obligated to deliver, subject to prepayment options, 8% of up to 7,067,000 ounces of refined gold and 8% of up to 26,297,000 ounces of refined silver commencing on January 1, 2020 (less gold and silver sold to date) and a payment of $20,000. Upon delivery, the Company was entitled to (a) for gold, the lesser of $400 per ounce and the gold market price and (b) for silver, the lesser of $4 per ounce and the silver market price. Any excess of market over the fixed prices above would be credited against the deposit. Any remaining uncredited balance of the deposit was repayable, without interest, upon the earlier of the date (i) the aggregate stated gold and silver quantities have been delivered and (ii) 40 years.

The Company had the option to repurchase the stream obligation for $237,000 on December 31, 2018. The Company exercised this option and repurchased the stream obligation on December 18, 2018.

The stream obligation was recorded at fair value at each statement of financial position date. For the year ended December 31, 2018, the change in fair value of the stream obligation was a fair value loss of $12,980 (2017 –    $23,000). Of the change in fair value, a fair value loss of $20,574 (2017 – $23,000) was recognized in the statement of earnings (loss) and a fair value gain due to the change in the Company's credit risk of $7,594 ($5,543 net of deferred tax) was recognized in OCI.

As the stream was in substance a debt instrument, the effective interest on the debt host was capitalized as a borrowing cost during the development of the Brucejack Mine. For the year ended December 31, 2018, the Company capitalized nil (2017 – $10,120) of interest on the stream debt to mineral properties, plant and equipment. The capitalized interest was reclassified from the loss on financial instruments at fair value recorded in the statement of earnings (loss). The effective interest rate on the stream obligation was 9.5%.